LONG-TERM DEBT - Balances of all outstanding debt, unamortized debt discounts, and unamortized deferred financing costs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 214,081		$ 189,202	$ 184,832	$ 248,976
Less: Unamortized debt discount	(615)	$ (477)	(615)	(477)	(950)
Less: Unamortized deferred financing costs	(2,377)	$ (1,898)	(2,377)	(1,898)	(3,653)
Total	211,089		186,210	182,457	244,373
Less: Current maturities of long-term debt			(55,295)		(49,202)
Total	148,411		$ 130,915	122,891	195,171
A-1
Debt Instrument [Line Items]
Interest Rate Per Annum		10.90%	10.92%
Long-term Debt, Gross	11,811		$ 11,811	5,683	29,099
A-2
Debt Instrument [Line Items]
Interest Rate Per Annum		10.90%	10.92%
Long-term Debt, Gross	7,874		$ 7,874	3,789	19,400
Amended 1st Facility
Debt Instrument [Line Items]
Less: Unamortized debt discount			(63)		(158)
Less: Unamortized deferred financing costs			$ (137)		(493)
A-3
Debt Instrument [Line Items]
Interest Rate Per Annum		10.90%	10.92%
Long-term Debt, Gross	28,104		$ 28,104	24,468	34,821
B
Debt Instrument [Line Items]
Interest Rate Per Annum		12.85%	12.00%
Long-term Debt, Gross	8,119		$ 8,119	5,764	14,175
2nd Facility
Debt Instrument [Line Items]
Less: Unamortized debt discount			(233)		(353)
Less: Unamortized deferred financing costs			$ (1,075)		(1,587)
2nd Facility A
Debt Instrument [Line Items]
Interest Rate Per Annum		7.99%	8.15%
Long-term Debt, Gross	55,450		$ 55,450	51,335	63,325
2nd Facility B
Debt Instrument [Line Items]
Interest Rate Per Annum		11.46%	11.40%
Long-term Debt, Gross	24,510		$ 24,510	23,130	27,210
3rd Facility
Debt Instrument [Line Items]
Less: Unamortized debt discount			(319)		(439)
Less: Unamortized deferred financing costs			$ (1,165)		(1,573)
3rd Facility A
Debt Instrument [Line Items]
Interest Rate Per Annum		9.45%	9.54%
Long-term Debt, Gross	$ 53,334		$ 53,334	$ 49,475	$ 60,946